YieldMax Universe Fund of Option Income ETFs
Schedule of Investments
January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 93.8%		Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)		1,258,516	$15,781,791
YieldMax ABNB Option Income Strategy ETF (a)		348,727	15,401,380
YieldMax AI Option Income Strategy ETF (a)		961,054	13,483,585
YieldMax AMD Option Income Strategy ETF (a)		396,052	14,812,330
YieldMax AMZN Option Income Strategy ETF (a)		1,186,853	15,571,511
YieldMax BABA Option Income Strategy ETF (a)		1,095,594	15,601,259
YieldMax Bitcoin Option Income Strategy ETF (a)		465,024	14,150,668
YieldMax BRK.B Option Income Strategy ETF (a)		355,013	15,234,921
YieldMax COIN Option Income Strategy ETF (a)		398,985	12,986,965
YieldMax CRCL Option Income Strategy ETF (a)		684,217	13,000,123
YieldMax CVNA Option Income Strategy ETF (a)		413,422	13,742,147
YieldMax DIS Option Income Strategy ETF (a)		1,326,914	15,675,897
YieldMax DKNG Option Income Strategy ETF (a)		557,442	13,456,650
YieldMax GME Option Income Strategy ETF (a)		439,087	16,406,178
YieldMax Gold Miners Option Income Strategy ETF (a)		878,829	14,043,687
YieldMax GOOGL Option Income Strategy ETF (a)		1,046,357	15,799,991
YieldMax HIMS Option Income Strategy ETF (a)		679,415	13,653,864
YieldMax HOOD Option Income Strategy ETF (a)		349,363	14,194,619
YieldMax Innovation Option Income Strategy ETF (a)		422,517	14,475,432
YieldMax JP Option Income Strategy ETF (a)		1,024,192	15,255,135
YieldMax META Option Income Strategy ETF (a)		1,334,827	17,566,323
YieldMax MRNA Option Income Strategy ETF (a)		815,980	15,422,022
YieldMax MSFT Option Income Strategy ETF (a)		1,073,273	14,660,909
YieldMax MSTR Option Income Strategy ETF (a)		1	22
YieldMax NFLX Option Income Strategy ETF (a)		1,374,442	14,816,485
YieldMax NVDA Option Income Strategy ETF (a)		1,100,833	16,083,170
YieldMax PLTR Option Income Strategy ETF (a)		318,841	13,193,641
YieldMax PYPL Option Income Strategy ETF (a)		400,594	14,621,696
YieldMax RBLX Option Income Strategy ETF (a)		553,848	12,506,054
YieldMax RDDT Option Income Strategy ETF (a)		436,089	12,271,544
YieldMax SMCI Option Income Strategy ETF (a)		1,855,384	14,119,472
YieldMax SNOW Option Income Strategy ETF (a)		1,386,108	14,581,856
YieldMax TSLA Option Income Strategy ETF (a)		439,743	15,509,736
YieldMax TSM Option Income Strategy ETF (a)		951,623	15,187,903
YieldMax XOM Option Income Strategy ETF (a)		1,257,045	16,207,081
YieldMax XYZ Option Income Strategy ETF (a)		479,096	14,378,437
TOTAL EXCHANGE TRADED FUNDS (Cost $772,327,858)			513,854,484

PURCHASED OPTIONS - 0.5% (b)	Notional Amount	Contracts
Call Options - 0.5% (c)(d)(e)
MARA Holdings, Inc., Expiration: 03/20/2026; Exercise Price: $10.00	$14,060,000	14,800	1,591,000
Strategy, Inc., Expiration: 03/20/2026; Exercise Price: $160.00	14,447,015	965	1,145,937
TOTAL PURCHASED OPTIONS (Cost $4,046,735)			2,736,937

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 4.6%		Shares
First American Government Obligations Fund - Class X, 3.61% (f)		24,911,564	24,911,564
TOTAL MONEY MARKET FUNDS (Cost $24,911,564)			24,911,564

TOTAL INVESTMENTS - 98.9% (Cost $801,286,157)			541,502,985
Other Assets in Excess of Liabilities - 1.1%			5,885,296
TOTAL NET ASSETS - 100.0%			$547,388,281

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax Universe Fund of Option Income ETFs
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Put Options - (0.8)% (a)(b)
MARA Holdings, Inc., Expiration: 03/20/2026; Exercise Price: $10.01	$(14,060,000)	(14,800)	$(2,239,774)
Strategy, Inc., Expiration: 03/20/2026; Exercise Price: $160.01	(14,447,015)	(965)	(2,057,222)
TOTAL WRITTEN OPTIONS (Premiums received $3,243,165)			$(4,296,996)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

YieldMax Universe Fund of Option Income ETFs (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$513,854,484	$—	$—	$513,854,484
Purchased Options	—	2,736,937	—	2,736,937
Money Market Funds	24,911,564	—	—	24,911,564
Total Investments	$538,766,048	$2,736,937	$—	$541,502,985

Liabilities:
Investments:
Written Options	$—	$(4,296,996)	$—	$(4,296,996)
Total Investments	$—	$(4,296,996)	$—	$(4,296,996)

Refer to the Schedule of Investments for further disaggregation of investment categories.

	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income
YieldMax AAPL Option Income Strategy ETF	$26,506,026	$1,634,884	$(10,741,712)	$(789,874)	$(827,533)	$15,781,791	1,258,516	$1,322,979
YieldMax ABNB Option Income Strategy ETF	26,004,305	936,893	(9,630,377)	(3,696,274)	1,786,833	15,401,380	348,727	2,100,395
YieldMax AI Option Income Strategy ETF	25,334,205	4,502,188	(5,866,271)	(680,324)	(9,806,213)	13,483,585	961,054	3,170,499
YieldMax AMD Option Income Strategy ETF	26,679,515	1,805,626	(7,701,741)	203,118	(6,174,188)	14,812,330	396,052	3,263,610
YieldMax AMZN Option Income Strategy ETF	28,544,328	938,321	(10,864,547)	(3,046,587)	(4)	15,571,511	1,186,853	2,131,904
YieldMax BABA Option Income Strategy ETF	25,434,628	2,006,131	(9,581,601)	(1,057,037)	(1,200,862)	15,601,259	1,095,594	2,304,320
YieldMax Bitcoin Option Income Strategy ETF	26,001,466	1,973,338	(6,313,589)	(2,381,390)	(5,129,157)	14,150,668	465,024	2,384,974
YieldMax BRK.B Option Income Strategy ETF	25,904,218	1,140,403	(10,946,329)	(467,597)	(395,774)	15,234,921	355,013	1,036,452
YieldMax COIN Option Income Strategy ETF	25,551,075	5,663,217	(5,716,142)	(1,218,041)	(11,293,144)	12,986,965	398,985	2,996,740
YieldMax CRCL Option Income Strategy ETF	24,229,921	9,822,278	(7,479,897)	(2,658,048)	(10,914,131)	13,000,123	684,217	3,996,451
YieldMax CVNA Option Income Strategy ETF	24,412,349	932,750	(13,353,548)	(1,762,909)	3,513,505	13,742,147	413,422	3,877,430
YieldMax DIS Option Income Strategy ETF	26,685,245	837,182	(10,264,138)	(2,689,821)	1,107,429	15,675,897	1,326,914	1,643,537
YieldMax DKNG Option Income Strategy ETF	23,490,491	1,819,051	(7,237,588)	(2,015,946)	(2,599,358)	13,456,650	557,442	3,232,732
YieldMax GME Option Income Strategy ETF	24,936,574	1,701,654	(6,701,003)	(1,070,998)	(2,460,049)	16,406,178	439,087	2,954,764
YieldMax Gold Miners Option Income Strategy ETF	24,030,155	820,990	(11,852,362)	1,007,546	37,358	14,043,687	878,829	2,664,751
YieldMax GOOGL Option Income Strategy ETF	27,886,142	1,959,321	(15,095,915)	1,494,386	(443,943)	15,799,991	1,046,357	2,407,439
YieldMax HIMS Option Income Strategy ETF	23,278,053	6,987,844	(5,611,978)	(908,417)	(10,091,638)	13,653,864	679,415	3,432,590
YieldMax HOOD Option Income Strategy ETF	26,766,129	3,656,476	(5,964,725)	(683,303)	(9,579,958)	14,194,619	349,363	3,514,391
YieldMax Innovation Option Income Strategy ETF	26,033,090	819,100	(6,983,992)	(954,149)	(4,438,617)	14,475,432	422,517	2,163,423
YieldMax JPM Option Income Strategy ETF	26,825,848	828,868	(10,262,384)	(950,334)	(1,186,863)	15,255,135	1,024,192	1,484,568
YieldMax MARA Option Income Strategy ETF (a)	22,555,231	10,662,611	(20,084,637)	(25,255,257)	12,122,052	—	—	3,746,749
YieldMax META Option Income Strategy ETF	23,697,698	1,315,606	(6,507,871)	(1,500,840)	561,730	17,566,323	1,334,827	1,858,705
YieldMax MRNA Option Income Strategy ETF	25,857,331	843,207	(13,240,411)	(922,510)	2,884,405	15,422,022	815,980	4,131,833
YieldMax MSFT Option Income Strategy ETF	26,555,792	987,722	(8,397,172)	(1,077,955)	(3,407,478)	14,660,909	1,073,273	1,449,315
YieldMax MSTR Option Income Strategy ETF	23,615,760	8,488,025	(20,637,181)	(35,964,015)	24,497,433	22	1	3,470,715
YieldMax NFLX Option Income Strategy ETF	24,211,003	2,898,840	(6,350,325)	(982,416)	(4,960,617)	14,816,485	1,374,442	1,691,146
YieldMax NVDA Option Income Strategy ETF	28,231,056	1,075,222	(9,704,411)	(2,653,792)	(864,905)	16,083,170	1,100,833	2,588,098
YieldMax PLTR Option Income Strategy ETF	28,071,562	2,430,830	(8,563,991)	(1,301,453)	(7,443,307)	13,193,641	318,841	3,242,894
YieldMax PYPL Option Income Strategy ETF	26,019,128	1,724,902	(6,557,140)	(2,263,289)	(4,301,905)	14,621,696	400,594	2,015,311
YieldMax RBLX Option Income Strategy ETF	22,587,349	6,563,557	(5,793,587)	(1,264,050)	(9,587,215)	12,506,054	553,848	2,640,088
YieldMax RDDT Option Income Strategy ETF	26,745,968	1,526,311	(8,997,001)	(922,111)	(6,081,623)	12,271,544	436,089	4,052,040
YieldMax SMCI Option Income Strategy ETF	24,446,655	8,404,975	(6,118,002)	(2,599,276)	(10,014,880)	14,119,472	1,855,384	3,651,166
YieldMax SNOW Option Income Strategy ETF	28,144,172	3,359,273	(8,690,628)	(1,155,438)	(7,075,523)	14,581,856	1,386,108	2,622,359
YieldMax TSLA Option Income Strategy ETF	26,837,502	2,150,521	(9,586,971)	(1,377,305)	(2,514,011)	15,509,736	439,743	3,194,906
YieldMax TSM Option Income Strategy ETF	26,005,472	830,486	(10,459,639)	(997,420)	(190,996)	15,187,903	951,623	2,149,768
YieldMax XOM Option Income Strategy ETF	26,656,633	818,569	(13,025,883)	(1,639,795)	3,397,557	16,207,081	1,257,045	1,364,600
YieldMax XYZ Option Income Strategy ETF	25,671,846	2,080,347	(6,115,956)	(1,945,894)	(5,311,906)	14,378,437	479,096	2,891,863
	$950,443,921	$106,947,519	$(347,000,645)	$(108,148,815)	$(88,387,496)	$513,854,484	28,065,300	$98,845,505

(a)	Security was affiliated during the period but is no longer held as of January 31, 2026.